Accounts receivable, unbilled revenue (contract assets) and unearned revenue or payments on account (contract liabilities) (Tables)	6 Months Ended
Jun. 30, 2024
Revenue from Contract with Customer [Abstract]
Schedule of Accounts Receivables and Unbilled Revenue, and Unbilled Services and Unearned Revenue
Accounts receivables and unbilled revenue are as follows:

	June 30, 2024	December 31, 2023
	(in thousands)
Billed services (accounts receivable)	$1,604,945	$1,821,855
Allowance for credit losses	(35,303)	(31,533)
Accounts receivable (net)	1,569,642	1,790,322
Unbilled services (unbilled revenue)	1,230,948	951,936
Accounts receivable and unbilled revenue, net	$2,800,590	$2,742,258

Unbilled services and unearned revenue or payments on account (contract assets and liabilities) were as follows:

(in thousands, except percentages)	June 30, 2024	December 31, 2023	$ Change	% Change
Unbilled services (unbilled revenue)	$1,230,948	$951,936	$279,012	29.3%
Unearned revenue (payments on account)	(1,602,526)	(1,654,507)	51,981	(3.1)%
Net balance	$(371,578)	$(702,571)	$330,993	(47.1)%